Employee benefit plans and compensation plans - Unrecognized compensation cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested awards	$ 4.9
Weighted average recognition period (years)	1 year 1 month 6 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested awards	$ 1.1
Weighted average recognition period (years)	1 year 2 months 12 days